Research and Development Agreements - Additional Information (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Schedule Of Research License Supply And Other Agreements [Line Items]
Research and development costs	$ 985,751	$ 609,378	$ 1,711,177	$ 189,000
Accrued liabilities			$ 492,000
FAU Project Agreement [Member]
Schedule Of Research License Supply And Other Agreements [Line Items]
Research and development costs	$ 200,000